Schedule of Plant and Equipment (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Equipment and machinery	$ 5,376,884	$ 5,469,683	$ 5,633,421
Factory and Building	5,363,059	5,455,619
Furniture and office equipment	4,185	4,257	3,505
Auto vehicles	23,244	23,645	19,783
Leasehold improvement	116,660	118,673	122,124
Minus: Accumulated depreciation and amortization	(2,141,078)	(2,010,404)	(1,497,885)
Property plant and equipment, net	$ 8,742,954	9,061,473	6,799,784
Plant and equipment, net		9,061,473	4,280,948
Construction in progress			$ 2,518,836